Pensions and other post-employment benefits - Average life expectancy (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
GERMANY | Male
Pensions and other post-employment benefits
Average life expectancy	25 years 3 months 18 days	25 years 8 months 12 days
GERMANY | Male | Projected in 20 years
Pensions and other post-employment benefits
Average life expectancy	28 years 1 month 6 days	28 years 8 months 12 days
GERMANY | Female
Pensions and other post-employment benefits
Average life expectancy	29 years	29 years 4 months 24 days
GERMANY | Female | Projected in 20 years
Pensions and other post-employment benefits
Average life expectancy	31 years 3 months 18 days	31 years 8 months 12 days
Switzerland | Male
Pensions and other post-employment benefits
Average life expectancy	26 years 7 months 6 days	26 years 6 months
Switzerland | Male | Projected in 20 years
Pensions and other post-employment benefits
Average life expectancy	28 years 6 months	28 years 4 months 24 days
Switzerland | Female
Pensions and other post-employment benefits
Average life expectancy	28 years 6 months	28 years 4 months 24 days
Switzerland | Female | Projected in 20 years
Pensions and other post-employment benefits
Average life expectancy	30 years 2 months 12 days	30 years 1 month 6 days
Ireland | Male
Pensions and other post-employment benefits
Average life expectancy	26 years 10 months 24 days	26 years 9 months 18 days
Ireland | Male | Projected in 20 years
Pensions and other post-employment benefits
Average life expectancy	29 years 8 months 12 days	29 years 4 months 24 days
Ireland | Female
Pensions and other post-employment benefits
Average life expectancy	29 years 8 months 12 days	29 years 6 months
Ireland | Female | Projected in 20 years
Pensions and other post-employment benefits
Average life expectancy	31 years 10 months 24 days	31 years 8 months 12 days
Rest of World | Male
Pensions and other post-employment benefits
Average life expectancy	27 years 3 months 18 days	27 years 3 months 18 days
Rest of World | Male | Projected in 20 years
Pensions and other post-employment benefits
Average life expectancy	28 years 10 months 24 days	28 years 9 months 18 days
Rest of World | Female
Pensions and other post-employment benefits
Average life expectancy	28 years 8 months 12 days	28 years 7 months 6 days
Rest of World | Female | Projected in 20 years
Pensions and other post-employment benefits
Average life expectancy	30 years 2 months 12 days	30 years 1 month 6 days